Depreciation Expenses Using Straight-Line Method (Detail)	12 Months Ended
	Dec. 31, 2024	Feb. 01, 2019	Dec. 31, 2018
Land use right
Property, Plant and Equipment [Line Items]
Estimated useful lives	50 years
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives		47 years	20 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	47 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives, description	shorter of lease term or 4 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Motor vehicle
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years